Investments (Aggregate Carrying And Approximate Market Values Of Available-For-Sale Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	$ 367,884	$ 251,954
Available-for-sale Debt Securities, Accumulated Gross Unrealized Gain, before Tax	5,099	5,922
Available-for-sale Debt Securities, Accumulated Gross Unrealized Loss, before Tax	3,517	3,833
Securities available-for-sale	369,466	254,043
U.S. Government agencies
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	5	1,816
Available-for-sale Debt Securities, Accumulated Gross Unrealized Gain, before Tax	0	11
Available-for-sale Debt Securities, Accumulated Gross Unrealized Loss, before Tax	0	0
Securities available-for-sale	5	1,827
Obligations of states and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	49,725	41,382
Available-for-sale Debt Securities, Accumulated Gross Unrealized Gain, before Tax	979	722
Available-for-sale Debt Securities, Accumulated Gross Unrealized Loss, before Tax	7	8
Securities available-for-sale	50,697	42,096
U.S. Government agencies
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	287,933	185,831
Available-for-sale Debt Securities, Accumulated Gross Unrealized Gain, before Tax	2,285	3,470
Available-for-sale Debt Securities, Accumulated Gross Unrealized Loss, before Tax	2,021	1,973
Securities available-for-sale	288,197	187,328
Private label
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	1,222	1,700
Available-for-sale Debt Securities, Accumulated Gross Unrealized Gain, before Tax	9	8
Available-for-sale Debt Securities, Accumulated Gross Unrealized Loss, before Tax	0	4
Securities available-for-sale	1,231	1,704
Trust preferred securities
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	6,550	9,763
Available-for-sale Debt Securities, Accumulated Gross Unrealized Gain, before Tax	463	425
Available-for-sale Debt Securities, Accumulated Gross Unrealized Loss, before Tax	1,155	1,152
Securities available-for-sale	5,858	9,036
Corporate securities
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	18,793	7,806
Available-for-sale Debt Securities, Accumulated Gross Unrealized Gain, before Tax	221	204
Available-for-sale Debt Securities, Accumulated Gross Unrealized Loss, before Tax	321	693
Securities available-for-sale	18,693	7,317
Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	364,228	248,298
Available-for-sale Debt Securities, Accumulated Gross Unrealized Gain, before Tax	3,957	4,840
Available-for-sale Debt Securities, Accumulated Gross Unrealized Loss, before Tax	3,504	3,830
Securities available-for-sale	364,681	249,308
Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	2,131	2,131
Available-for-sale Debt Securities, Accumulated Gross Unrealized Gain, before Tax	1,142	1,082
Available-for-sale Debt Securities, Accumulated Gross Unrealized Loss, before Tax	0	0
Securities available-for-sale	3,273	3,213
Investment funds
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	1,525	1,525
Available-for-sale Debt Securities, Accumulated Gross Unrealized Gain, before Tax	0	0
Available-for-sale Debt Securities, Accumulated Gross Unrealized Loss, before Tax	13	3
Securities available-for-sale	$ 1,512	$ 1,522